Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		4/1/2017
	Collection Period Ending Date		4/30/2017
	Collection Period		23
	Payment Date		5/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.596646	$165,449,993.82	$13,834,668.95	$151,615,324.87
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$265,949,993.82	$13,834,668.95	$252,115,324.87
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$269,699,993.82	$13,834,668.95	$255,865,324.87
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$165,449,993.82	$170,964.99
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$265,949,993.82	$321,278.32
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,022,685.49
(21)	Principal Collections		$8,765,560.59
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,763,770.95
(24)	Liquidation Proceeds		$111,421.26
(25)	Recoveries		$55,886.30
(26)	Investment Earnings		$—
(27)	Total Collections		$14,719,324.59
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$14,719,324.59
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$224,749.99	$224,749.99	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$170,964.99	$170,964.99	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$2,584,668.95	$2,584,668.95	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$338,627.33	$338,627.33	$—
			$14,719,324.59	$14,719,324.59
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$2,584,668.95
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$13,834,668.95
	4. POOL INFORMATION
(53)	Pool Balance		$255,865,325
(54)	Number of Receivables Outstanding		28,319
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		33.82
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$193,895.41	28	$6,924.84
(72)	Recoveries for Collection Period		$55,886.30	72	$776.20
(73)	Net Losses/(Recoveries) for Collection Period		138,009.11
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,572,932.77
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.47639%

		4/30/2017	3/31/2017	2/28/2017	1/31/2017
(77)	Pool Balance at end of collection period	$255,865,325	$269,699,994	$286,783,402	$300,957,588
(78)	Number of receivables outstanding	28,319	29,218	30,354	31,187
(79)	Average month end Pool Balance	$262,782,659	$278,241,698	$293,870,495	$309,191,909
(80)	Realized Losses for Collection Period	$193,895	$228,774	$194,046	$225,971
(81)	Recoveries for Collection Period	$55,886	$79,170	$110,485	$59,371
(82)	Net Losses/(Recoveries) for Collection Period	$138,009	$149,604	$83,561	$166,599
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.885%	0.987%	0.792%	0.877%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.630%	0.645%	0.341%	0.647%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.564%

		4/30/2017	3/31/2017	2/28/2017	1/31/2017
(86)	Receivables 31-59 Days Delinquent	$2,863,311.41	$2,530,825.06	$2,555,104.87	$3,461,775.95
(87)	$ As % of Ending Pool Balance	1.119%	0.938%	0.891%	1.150%
(88)	# of Receivables	263	243	243	296
(89)	# As % of Ending Pool # of Receivables	0.929%	0.832%	0.801%	0.949%
(90)	Receivables 60-89 Days Delinquent	$374,332.40	$407,242.44	$789,770.15	$786,720.51
(91)	$ As % of Ending Pool Balance	0.146%	0.151%	0.275%	0.261%
(92)	# of Receivables	43	51	72	88
(93)	# As % of Ending Pool # of Receivables	0.152%	0.175%	0.237%	0.282%
(94)	Receivables 90 - 119 Days Delinquent	$219,630.44	$341,045.27	$405,611.90	$293,537.90
(95)	$ As % of Ending Pool Balance	0.086%	0.126%	0.141%	0.098%
(96)	# of Receivables	26	25	47	34
(97)	# As % of Ending Pool # of Receivables	0.092%	0.086%	0.155%	0.109%
(98)	Receivables 120+ Days Delinquent	$62,416.97	$76,080.38	$89,530.69	$67,639.20
(99)	$ As % of Ending Pool Balance	0.024%	0.028%	0.031%	0.022%
(100)	# of Receivables	5	8	10	6
(101)	# As % of Ending Pool # of Receivables	0.018%	0.027%	0.033%	0.019%
(102)	Total Delinquencies	$3,519,691.22	$3,355,193.15	$3,840,017.61	$4,609,673.56
(103)	$ As % of Ending Pool Balance	1.376%	1.244%	1.339%	1.532%
(104)	# of Receivables	337	327	372	424
(105)	# As % of Ending Pool # of Receivables	1.190%	1.119%	1.226%	1.360%
(106)	Total Repossession	$145,796.85	$308,935.00	$321,494.76	$282,792.82
(107)	# of Receivables	14	27	28	30

Name: Kim Taylor
Title: Senior Vice President
May 10, 2017